CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended	9 Months Ended	18 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2013 Predecessor [Member]
Revenue	$ 171,137	$ 0	$ 0	$ 333,404	$ 348,514	$ 15,110
Cost of goods sold	102,609	0	0	193,566	201,592	8,026
Gross profit	68,528	0	0	139,838	146,922	7,084
Operating expenses:
Sales and marketing expenses	150,417	2,849	38,903	338,839	427,068	88,229
General and administrative	2,335,964	3,344	99,504	2,812,196	2,901,804	89,608
General and administrative - related party	3,286	46,682	46,682	65,378	170,307	104,929
Depreciation expense	16,534	0	0	25,872	27,686	1,814
Total operating expenses	2,506,201	52,875	185,089	3,242,285	3,526,865	284,580
Other Income (expenses):
Interest expense	(7,501)	0	0	(11,056)	(12,371)	(1,315)
Amortization of debt discount	(48,578)	0	0	(48,578)	(48,578)
Other expenses	0	0	0	0	(4,577)	(4,577)
Change in derivative liability	95,925	0	0	95,925	95,925
Total other expense	39,846	0	0	36,291	30,399	(5,892)
Net loss	$ (2,397,827)	$ (52,875)	$ (185,089)	$ (3,066,156)	$ (3,349,544)	$ (283,388)
Weighted average number of common shares outstanding - basic	77,717,418			79,776,874		4,000
Net loss per share - basic	$ 0.00			$ (0.04)		$ (70.85)